Note 5 - Revenue (Details Textual) - MSD [member] $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 0.2	$ 0.2
Future revenue from contract with customers potentially eligible to earn	$ 0.2	$ 0.2
DENMARK
Statement Line Items [Line Items]
Percentage of entity's revenue	100.00%	100.00%